Document and Entity Information	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	ATYR PHARMA, INC.
Entity Central Index Key	0001339970
Entity Emerging Growth Company	false
Entity File Number	001-37378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3435077
Entity Address, Address Line One	3545 John Hopkins Court
Entity Address, Address Line Two	Suite #250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	731-8389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LIFE
Security Exchange Name	NASDAQ